UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

___________________ to ___________________

Date of Report (Date of earliest event reported) ___________________

Commission File Number of securitizer: ___________________

Central Index Key Number of securitizer: ___________________

______________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

Oaks Mortgage Trust Series 2015-2
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Darren Comisso 212-257-5070
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01. Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 3. Exhibits

99.1 Disclosures required by Rule 15G-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Valuation Report

Schedule 3 - ASF Report/QM Report

Schedule 4 – Data Comparison

Schedule 5 – Final Grading Summary

Schedule 6 – Fitch Standard Report

99.2 Disclosures required by Rule 15G-2 for Clayton

Schedule 1 – Narrative Report

Schedule 2 – Conditions Detail/Loan Grades

Schedule 3 - Rating Agency ATR QM Data Field

Schedule 4 – Valuation Summary

Schedule 5 – Waived Conditions Summary

Schedule 6 – Loan Level Tape Compare Upload

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FIVE OAKS ACQUISITION CORP.
(Securitizer)

By:	/s/ Darren Comisso
Darren Comisso
Chief Financial Officer, Secretary and Treasurer

Date: October 29, 2015

EXHIBIT INDEX

Exhibit Number

99.1 Disclosures required by Rule 15G-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Executive Summary/Narrative

Schedule 2 – Valuation Report

Schedule 3 - ASF Report/QM Report

Schedule 4 – Data Comparison

Schedule 5 – Final Grading Summary

Schedule 6 – Fitch Standard Report

99.2 Disclosures required by Rule 15G-2 for Clayton

Schedule 1 – Narrative Report

Schedule 2 – Conditions Detail/Loan Grades

Schedule 3 - Rating Agency ATR QM Data Field

Schedule 4 – Valuation Summary

Schedule 5 – Waived Conditions Summary

Schedule 6 – Loan Level Tape Compare Upload